Segmented Information (Tables)	9 Months Ended
Jul. 31, 2024
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three and nine months ended

July 31, 2024 and July 31, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 3 Corporate 3 Total
For the three months ended July 31
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 3,994 $ 3,571 $ 2,936 $ 2,877 $ 316 $ 258 $ (26) $ 270 $ 359 $ 313 $ 7,579 $ 7,289
Non-interest income (loss) 1,009 999 616 606 3,033 2,700 1,821 1,298 118 22 6,597 5,625
Total revenue 5,003 4,570 3,552 3,483 3,349 2,958 1,795 1,568 477 335 14,176 12,914
Provision for (recovery of)
credit losses 435 379 378 249 – – 118 25 141 113 1,072 766
Insurance service expenses – – – – 1,669 1,386 – – – – 1,669 1,386
Non-interest expenses

1,967 1,895 5,498 1,972 1,104 979 1,310 1,247 1,133 1,266 11,012 7,359
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,601 2,296 (2,324) 1,262 576 593 367 296 (797) (1,044) 423 3,403
Provision for (recovery of)
income taxes

729 641 129 148 146 162 50 24 (260) (271) 794 704
Share of net income from
investment in Schwab 4,5 – – 178 191 – – – – 12 (9) 190 182
Net income (loss) $ 1,872 $ 1,655 $ (2,275) $ 1,305 $ 430 $ 431 $ 317 $ 272 $ (525) $ (782) $ (181) $ 2,881
For the nine months ended July 31
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 11,639 $ 10,487 $ 8,676 $ 9,078 $ 905 $ 799 $ 361 $ 1,293 $ 951 $ 793 $ 22,532 $ 22,450
Non-interest income (loss) 3,087 3,076 1,826 1,689 8,693 7,875 5,154 3,037 417 (615) 19,177 15,062
Total revenue 14,726 13,563 10,502 10,767 9,598 8,674 5,515 4,330 1,368 178 41,709 37,512
Provision for (recovery of)
credit losses 1,325 953 1,143 639 – 1 183 69 493 393 3,144 2,055
Insurance service expenses – – – – 4,283 3,668 – – – – 4,283 3,668
Non-interest expenses

5,908 5,661 10,505 6,034 3,178 2,951 4,240 3,319 3,612 4,262 27,443 22,227
Income (loss) before income taxes

and share of net income from
investment in Schwab 7,493 6,949 (1,146) 4,094 2,137 2,054 1,092 942 (2,737) (4,477) 6,839 9,562
Provision for (recovery of)
income taxes

2,097 1,940 197 541 531 545 209 189 (877) (713) 2,157 2,502
Share of net income from
investment in Schwab 4,5 – – 555 742 – – – – (30) (34) 525 708
Net income (loss) $ 5,396 $ 5,009 $ (788) $ 4,295 $ 1,606 $ 1,509 $ 883 $ 753 $ (1,890) $ (3,798) $ 5,207 $ 7,768
Amounts for the three and nine months ended July 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note

2 for details.
2

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

4

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s FDIC special assessment charge are recorded in the Corporate segment.
5

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment 1
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at July 31, 2024
Total assets $ 579,763 $ 560,691 $ 22,034 $ 668,249 $ 136,444 $ 1,967,181
As at October 31, 2023
Total assets $ 560,303 $ 561,350 $ 22,293 $ 673,398 $ 137,795 $ 1,955,139
Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.